Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

On April 15, 2025, the Promissory Note, as described in Note 9, was amended with the result that the Tranche 2 Advance would be delivered if a Tranche 2 Milestone is met within 120 days of the Initial Advance, and the Tranche 3 Advance would be delivered if a Tranche 3 Milestone is met within 120 days of the Tranche 2 Advance.

On April 17, 2025, the Company received a notice (the “Notice”) from Nasdaq notifying the Company that it is not in compliance with the periodic filing requirements for continued listing set forth in Nasdaq Listing Rule 5250(c)(1) because the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 (“Fiscal Year 2024 10-K”) was not filed with the Securities and Exchange Commission (the “SEC”) by the required due date of March 31, 2025. This Notice received from Nasdaq has no immediate effect on the listing or trading of the Company’s shares. Nasdaq has provided the Company with 60 calendar days, until Sunday, June 16, 2025, to submit a plan to regain compliance. If Nasdaq accepts the Company’s plan, then Nasdaq may grant the Company an exception until October 13, 2025 to regain compliance with the Nasdaq Listing Rules.

On May 28, 2025, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) by and among Heliogen, Inc., a Delaware corporation (“Heliogen”), Zeo Energy, Hyperion Merger Corp., a Delaware corporation and a direct, wholly-owned subsidiary of Zeo Energy (“Merger Sub I”) and Hyperion Acquisition LLC, a Delaware limited liability company and a direct, wholly-owned subsidiary of Zeo Energy (“Merger Sub II” and, together with Merger Sub I, the “Merger Subs”). Pursuant to the Merger Agreement, and upon the terms and subject to the satisfaction or waiver of the conditions therein: (i) in accordance with the General Corporation Law of the State of Delaware (“DGCL”), at the effective time of the First Merger (the “Effective Time”), Merger Sub I will merge with and into Heliogen (the “First Merger”), with Heliogen surviving the First Merger (Heliogen, as the surviving entity of the First Merger, the “First Surviving Corporation”) and immediately following the First Merger, the First Surviving Corporation will be a direct, wholly owned subsidiary of Zeo Energy; and (ii) in accordance with the DGCL and Delaware Limited Liability Company Act, immediately after the Effective Time, the First Surviving Corporation will merge with and into Merger Sub II (the “Second Merger” and, together with the First Merger, the “Mergers”), with Merger Sub II surviving the Second Merger (Merger Sub II, as the surviving entity of the Second Merger, the “Surviving Company”). The Merger Agreement and the consummation of the transactions contemplated thereby have been approved by each of the board of directors of Heliogen (“Heliogen’s Board of Directors”) and the board of directors of Zeo Energy, and Heliogen’s Board of Directors has resolved to recommend to the stockholders of Heliogen to approve the transactions contemplated by the Merger Agreement, including the Mergers, and adopt the Merger Agreement, subject to its terms and conditions.

Consideration to Heliogen Stockholders.    Subject to the terms and conditions of the Merger Agreement, at the Effective Time, by virtue of the First Merger, each issued and outstanding share of common stock, par value $0.0001 per share, of Heliogen (“Heliogen Common Stock”) (other than shares of Heliogen Common Stock held by Zeo Energy, Heliogen or their respective subsidiaries immediately prior to the Effective Time) will be cancelled and automatically converted into the right to receive (i) a number of shares of class A common stock, par value $0.0001 per share, of Zeo Energy (“Zeo Energy Class A Common Stock”) equal to the Exchange Ratio (as defined below), without interest (the “Share Merger Consideration”), and (ii) if applicable, an amount in cash, rounded to the nearest cent, in lieu of any fractional share interest in Zeo Energy Class A Common Stock to which such holder otherwise would have been entitled (the “Fractional Share Consideration” and together with the Share Merger Consideration, the “Merger Consideration”), subject to any required tax withholding.

As set forth in the Merger Agreement, the “Exchange Ratio” is the quotient obtained by dividing (i) the quotient of (A) the Total Merger Consideration divided by (B) the fully diluted share count of Heliogen Common Stock outstanding (including shares underlying outstanding shares of Heliogen’s preferred stock (if any), In-the-Money Options (as defined below), Heliogen’s restricted stock units (“RSUs”), and the Commercial Warrants (as defined below) but excluding shares underlying SPAC Warrants (as defined below)) (the “Fully-Diluted Shares,” which as of May 16, 2025 was equal to 6,616,949), by (ii) $1.5859 (the “Parent Stock Price”); and the “Total Merger Consideration” is $10.0 million, less (x) 50% of any amount by which Heliogen’s Net Cash at the closing of the First

Merger (the “Closing”) is less than $13.0 million (the “Net Cash Collar Floor”), or plus (y) 50% of any amount by which Heliogen’s Net Cash at the Closing is more than $16.0 million (the “Net Cash Collar Ceiling”); and “Net Cash” is the cash and cash equivalents and other current assts of Heliogen and its subsidiaries as of the Closing, less certain specified liabilities of Heliogen and its subsidiaries as of the Closing, including unpaid transaction expenses.

The shares of Zeo Energy Class A Common Stock to be issued in connection with the Mergers will be listed on the Nasdaq Stock Market LLC (“Nasdaq”). The Mergers, taken together, are intended to constitute a single integrated transaction that qualifies as a reorganization for U.S. federal income tax purposes.

Under the terms of the Merger Agreement, the completion of the Mergers is subject to certain customary closing conditions, including, among others: (i) the approval of the Mergers and adoption of the Merger Agreement by the affirmative vote of the holders of a majority of the outstanding shares of Heliogen Common Stock entitled to vote thereon; (ii) the approval for listing on Nasdaq of the Zeo Energy Class A Common Stock to be issued in the Mergers; (iii) the effectiveness of a registration statement on Form S-4 (the “Registration Statement”) to be filed by Zeo Energy with the Securities and Exchange Commission (the “SEC”) registering the Zeo Energy Class A Common Stock to be issued in connection with the Mergers; (iv) the accuracy of the parties’ respective representations and warranties in the Merger Agreement, subject to specified materiality qualifications; (v) compliance by the parties with their respective covenants in the Merger Agreement in all material respects; (vi) the absence of any law or order restraining, enjoining or otherwise prohibiting the consummation of the Mergers; and (vii) the receipt by each party of opinions of counsel to the effect that the Mergers, taken together, will constitute a single integrated transaction that qualifies as a reorganization for U.S. federal income tax purposes. Zeo Energy has the following additional conditions to its obligations to consummate the Closing: (A) the absence of a material adverse effect with respect to Heliogen and its subsidiaries on or after the date of the Merger Agreement that is continuing as of immediately prior to the Closing; and (B) the effective amendment of that certain Rights Agreement, dated April 16, 2023 by and between Heliogen and Continental Stock Transfer and Trust Company, as amended on April 16, 2024, December 17, 2024 and April 14, 2025 (the “Rights Agreement”); and (C) Heliogen’s Net Cash at the Closing being equal to or greater than $10.0 million.

On June 8, 2025, Sunnova, one of the Company’s financing partners, voluntarily filed for protection under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court. As of the date of this report, Sunnova owes the Company an outstanding amount of $3,113,019 related to completed customer projects. The Company is actively monitoring the proceedings and has recorded a full reserve against this receivable.

On June 9, 2025, Mosaic, one of the Company’s financing partners, voluntarily filed for protection under Chapter 11 of the U.S. Bankruptcy Code in the United States Bankruptcy Court. As of the date of this report, Mosaic owes the Company an outstanding amount of $734,140 related to completed customer projects. The Company is actively monitoring the proceedings, and no impairment has been recorded related to this receivable as of the balance sheet date, as management believes the amount remains collectible.

NOTE 20 — SUBSEQUENT EVENTS

On April 17, 2025, the Company received a notice (the “Notice”) from Nasdaq notifying the Company that it is not in compliance with the periodic filing requirements for continued listing set forth in Nasdaq Listing Rule 5250(c)(1) because the Company’s Annual Report on Form 10-K for the year ended December 31, 2024 (“Fiscal Year 2024 10-K”) was not filed with the Securities and Exchange Commission (the “SEC”) by the required due date of March 31, 2025. This Notice received from Nasdaq has no immediate effect on the listing or trading of the Company’s shares. Nasdaq has provided the Company with 60 calendar days, until Sunday, June 16, 2025, to submit a plan to regain compliance. If Nasdaq accepts the Company’s plan, then Nasdaq may grant the Company an exception until October 13, 2025 to regain compliance with the Nasdaq Listing Rules.

In the disclosure on “Concentration of credit risk” found in Note 3 — Summary of Significant Accounting Policies, the company identified that two customers exceeded 10% of accounts receivable. As of the date of this report, one of those customers has not made payment towards those accounts receivable and may pose a credit risk of $2,306,096.